Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2016 USD ($) SecurityLoan Loans	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($) SecurityLoan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments	3 years	3 years		3 years
Allowance for loan losses				$ 13,305	$ 14,361
Proceeds from payoff on previously charged-off loans				$ 1,303
Allowance for loan losses look back period		3 years	2 years
Number of loans charged off | Loans				11
Provision for loan losses				$ (1,300)	1,200	$ 1,500
Number of days past due for loans to be considered as nonperforming				90 days
Reasonable period for nonperforming TDRs to be returned to performing status				6 months
Number of days reaching where loans are considered for nonaccrual status				90 days
Conditions where loans are considered for nonaccrual status				A loan may be returned to accruing status only if one of three conditions are met the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Gross interest income recorded on nonaccrual loans				$ 701	1,761	1,477
Interest income on nonaccrual loans recognized on cash basis				$ 1,138	$ 766	$ 719
Defaulted loans | SecurityLoan				0	1	0
Total loans modified and considered TDRs					$ 107
Impaired loans				Greater than $350
Foreclosed assets				$ 37	116
Allowance for loan losses recorded for acquired loans				175	123
Scenario, Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments		2 years
Purchased Automobile Loans Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments		2 years
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decreases allowance for loans					(625)
Provision for loan losses				1,315	(333)	$ (932)
Company Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses				1,436
TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses				278	286	$ 895
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets				37
Residential mortgages in process of foreclosure				$ 710	$ 340